Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated May 2, 2018

to the Statutory Prospectuses for Class A, Class C, Class R, Institutional Class,

Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 and December 12, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Dividend Value Fund (for the purpose of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, CFA, co-lead portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2000.

R. Burns McKinney, CFA, co-lead portfolio manager, analyst, managing director and CIO Value Equities US team, has managed the Fund since 2007.

Thomas W. Oliver, CFA, CPA, co-lead portfolio manager, analyst and managing director for the Value Equities US team, has managed the Fund since 2006.

L. Baxter Hines, CFA, portfolio manager, analyst, managing director and Head of Research for the Value Equities US team, has managed the Fund since 2010.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2011.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2015.

Disclosure Relating to AllianzGI NFJ International Value Fund (for the purpose of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, CFA, co-lead portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2003.

L. Baxter Hines, CFA, co-lead portfolio manager, analyst, managing director and Head of Research for the Value Equities US team, has managed the Fund since 2010.

Paul A. Magnuson, portfolio manager, analyst, managing director, has managed the Fund since 2008.

R. Burns McKinney, CFA, portfolio manager, analyst, managing director and CIO Value Equities US team, has managed the Fund since 2006.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2013.

Thomas W. Oliver, CFA, CPA, portfolio manager, analyst and managing director for the Value Equities US team, has managed the Fund since 2006.

Garth Reilly, portfolio manager, analyst and vice president for the Value Equities US team, has managed the Fund since 2018.

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund (for the purpose of this section only, the “Fund)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Paul A. Magnuson, lead portfolio manager, analyst, managing director, has managed the Fund since 2009.

John R. Mowrey, CFA, co-lead portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2014.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2011.

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund (for the purpose of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Paul A. Magnuson, lead portfolio manager, analyst, managing director, has managed the Fund since 1995.

John R. Mowrey, CFA, co-lead portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2013.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2018.

The information relating to AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Mid-Cap Value Fund, and AllianzGI NFJ Small-Cap Value Fund contained in the table in the subsection “Management of the Funds —Investment Adviser and Administrator” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ Dividend Value Fund	Benno J. Fischer, CFA (Co-Lead)	2000 (Inception)	Mr. Fischer, CFA, is a portfolio manager, an analyst, a managing director and Vice Chair. He has 51 years of investment-industry experience. Before founding NFJ in 1989, he was chief investment officer (institutional and fixed income), and a senior vice president and a senior portfolio manager at NationsBank, which he joined in 1971. Before that, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark Dodge Asset Management. He has a B.A. in economics and a J.D. from The University of Oklahoma, and an M.B.A. from New York University, Leonard N. Stern School of Business.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	R. Burns McKinney, CFA (Co-Lead)	2007	Mr. McKinney, CFA, is a portfolio manager, an analyst, a managing director and CIO Value Equities US team. He is the product team co-lead for the Dividend Value investment strategy and product team lead for the Global Dividend Value strategy. Mr. McKinney has 20 years of investment-industry experience. Before joining the firm in 2006, he worked at Evergreen Investments, Alex. Brown & Sons, Merrill Lynch and Morgan Stanley. Mr. McKinney has a B.A. from Dartmouth College and an M.B.A. from The Wharton School, The University of Pennsylvania.

	Thomas W. Oliver, CFA, CPA (Co-Lead)	2006	Mr. Oliver, CFA, CPA, is a portfolio manager, an analyst and a managing director for the Value Equities US team. He has 21 years of investment-industry experience in accounting, reporting, and financial analysis. Before joining the firm in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation and an auditor at Deloitte & Touche. He has a B.B.A. and an M.B.A. from the University of Texas.

	L. Baxter Hines, CFA	2010	Mr. Hines, CFA, is a portfolio manager, an analyst, a managing director and Head of Research for the Value Equities US team. He has 11 years of investment-industry experience. Before joining the firm in 2008, Mr. Hines was a market-data specialist for Reuters. He has a B.A. from the University of Virginia and an M.B.A. from the University of Texas, McCombs School of Business.

	John R. Mowrey, CFA	2015	Mr. Mowrey, CFA, is a portfolio manager, an analyst, a managing director and CIO, Value Equities US with Allianz Global Investors. He joined the firm in 2007 as a quantitative research assistant and product specialist, and has 10 years of investment-industry experience. Mr. Mowrey has a B.A. in political science from Rhodes College and an M.B.A. from Southern Methodist University.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Jeff N. Reed, CFA	2011	Mr. Reed, CFA, is a portfolio manager, an analyst and a director for the Value Equities US team. He has 12 years of experience in investment and financial analysis. Before joining the firm in 2007, he was a credit analyst at Frost Bank. Mr. Reed has a B.B.A. in finance from Texas Christian University and an M.B.A. from the University of Texas, McCombs School of Business

AllianzGI NFJ International Value Fund	L. Baxter Hines, CFA (Co-Lead)	2010	See above.

	Benno J. Fischer, CFA (Co-Lead)	2003** (Inception)	See above.

	Paul A. Magnuson	2008	Mr. Magnuson is a portfolio manager, an analyst and a managing director for the Value Equities US team. He has 31 years of investment-industry experience. Before joining the firm in 1992, he was an assistant vice president at NationsBank. Mr. Magnuson has a B.B.A. in finance from the University of Nebraska.

	R. Burns McKinney, CFA	2006	See above.

	John R. Mowrey, CFA	2013	See above.

	Thomas W. Oliver, CFA, CPA	2006	See above.

	Garth Reilly	2018	Mr. Reilly is a portfolio manager, analyst and a vice president for the Value Equities US team. He has 12 years of investment-industry experience. Prior to joining the Value Equity US team, Mr. Reilly was a performance analyst whose responsibilities included performance measurement and portfolio analytics. Before joining the firm in 2005, Mr. Reilly began his career with internships at Luther King Capital Management and Citigroup Alternative Investments. Mr. Reilly has a B.A. in political economy from Princeton University and an M.B.A. from Southern Methodist University.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ Mid-Cap Value Fund	Paul A. Magnuson (Lead)	2009	See above.

	John R. Mowrey, CFA (Co-Lead)	2014	See above.

	Jeff N. Reed, CFA	2011	See above.

AllianzGI NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	John R. Mowrey, CFA (Co-Lead)	2013	See above.

	Jeff N. Reed, CFA	2018	See above.

**	Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the AllianzGI NFJ International Value Fund in his capacity as an officer of the Trust.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS

Supplement Dated May 2, 2018 to the

Statement of Additional Information

of Allianz Funds,

Dated August 30, 2017 (as revised December 12, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Mid-Cap Value Fund and AllianzGI NFJ Small-Cap Value Fund

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” (the “Subsection”) is hereby revised to remove all references to Morley D. Campbell as a portfolio manager of AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Mid-Cap Value Fund and AllianzGI NFJ Small-Cap Value Fund.

The Subsection is hereby further revised to indicate that Garth Reilly has been added as a portfolio manager of AllianzGI NFJ International Value Fund (the “Fund”).

Information regarding other accounts managed by Mr. Reilly, as well as his ownership of securities of the Fund, each as of April 30, 2018, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Garth Reilly	0	0	0	0	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Garth Reilly	0	0	0	0	0	0

Securities Ownership

AllianzGI NFJ International Value Fund	Dollar Range of Equity Securities
Garth Reilly	None

Please retain this Supplement for future reference.